Securities (Tables)	12 Months Ended
Dec. 31, 2016
Securities [Abstract]
Amortized Cost and Fair Values of Securities [Table Text Block]

	December 31, 2016
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Treasury securities	$2,005	$-	$(8)	$1,997
States and political subdivisions	127,585	884	(3,368)	125,101
Corporate obligations	10,255	37	(180)	10,112
Mortgage-backed securities-
government sponsored entities	169,124	26	(4,220)	164,930
Total debt securities	308,969	947	(7,776)	302,140
Equity securities-financial services	320	104	-	424
	$309,289	$1,051	$(7,776)	$302,564

	December 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$9,275	$2	$(108)	$9,169
States and political subdivisions	59,120	1,747	(112)	60,755
Corporate obligations	4,933	45	(4)	4,974
Mortgage-backed securities-
government sponsored entities	64,491	23	(945)	63,569
Total debt securities	137,819	1,817	(1,169)	138,467
Equity securities-financial services	292	92	-	384
	$138,111	$1,909	$(1,169)	$138,851

Investments' Gross Unrealized Losses and Fair Value [Table Text Block]

	December 31, 2016
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury securities	$1,997	$(8)	$-	$-	$1,997	$(8)
States and political subdivisions	90,109	(3,362)	205	(6)	90,314	(3,368)
Corporate obligations	6,895	(180)	-	-	6,895	(180)
Mortgage-backed securities-government sponsored entities	152,614	(3,912)	9,967	(308)	162,581	(4,220)
	$251,615	$(7,462)	$10,172	$(314)	$261,787	$(7,776)

	December 31, 2015
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agencies	$6,058	$(71)	$2,109	$(37)	$8,167	$(108)
States and political subdivisions	9,086	(99)	1,417	(13)	10,503	(112)
Corporate obligations	2,221	(4)	-	-	2,221	(4)
Mortgage-backed securities-government sponsored entities	40,300	(432)	16,595	(513)	56,895	(945)
	$57,665	$(606)	$20,121	$(563)	$77,786	$(1,169)

Securities by Contractual Maturity [Table Text Block]

	Amortized	Fair
	Cost	Value
	(In Thousands)
Due in one year or less	$2,240	$2,243
Due after one year through five years	24,272	23,996
Due after five years through ten years	45,285	43,577
Due after ten years	68,048	67,394
	139,845	137,210

Mortgage-backed securities - government sponsored entities	169,124	164,930
	$308,969	$302,140